Goodwill (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Gross amount of goodwill
Balance at beginning of period	SFr 7,758
Foreign currency translation impact	(50)
Other	0
Balance at end of period	7,708
Accumulated impairment
Balance at beginning of period	4,890
Goodwill impairment	2,346	SFr 23
Balance at end of period	7,236
Net book value
Net book value	472		SFr 2,868
Operating Segments | Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,281
Foreign currency translation impact	(10)
Other	0
Balance at end of period	1,271
Accumulated impairment
Balance at beginning of period	0
Goodwill impairment	1,271
Balance at end of period	1,271
Net book value
Net book value	0
Operating Segments | Investment Bank
Gross amount of goodwill
Balance at beginning of period	4,878
Foreign currency translation impact	0
Other	30
Balance at end of period	4,908
Accumulated impairment
Balance at beginning of period	4,878
Goodwill impairment	30
Balance at end of period	4,908
Net book value
Net book value	0
Operating Segments | Swiss Bank
Gross amount of goodwill
Balance at beginning of period	481
Foreign currency translation impact	(9)
Other	0
Balance at end of period	472
Accumulated impairment
Balance at beginning of period	0
Goodwill impairment	0
Balance at end of period	0
Net book value
Net book value	472
Operating Segments | Asset Management
Gross amount of goodwill
Balance at beginning of period	1,106
Foreign currency translation impact	(31)
Other	(30)
Balance at end of period	1,045
Accumulated impairment
Balance at beginning of period	0
Goodwill impairment	1,045
Balance at end of period	1,045
Net book value
Net book value	0
Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at end of period	12
Adjustments | Wealth Management
Accumulated impairment
Goodwill impairment	23
Adjustments | Asset Management
Accumulated impairment
Goodwill impairment	SFr 6